Value Line Capital Appreciation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 81.7%
	COMMUNICATION SERVICES 11.5%
	INTERNET 9.1%
8,400	Alphabet, Inc. Class A *	$12,311,040
58,000	Facebook, Inc. Class A *	15,190,200
20,000	Netflix, Inc. *	10,000,600
85,000	Tencent Holdings, Ltd. ADR (1)	5,750,250
200,000	Twitter, Inc. *	8,900,000
		52,152,090
	MEDIA 0.8%
37,000	Walt Disney Co. (The)	4,590,960

	SOFTWARE 1.6%
113,000	Activision Blizzard, Inc.	9,147,350
		65,890,400
	CONSUMER DISCRETIONARY 13.1%
	ENTERTAINMENT 0.7%
18,000	Vail Resorts, Inc.	3,851,460

	HOME BUILDERS 1.1%
78,000	Lennar Corp. Class A	6,371,040

	INTERNET 5.3%
23,000	Alibaba Group Holding, Ltd. ADR *	6,761,540
7,400	Amazon.com, Inc. *	23,300,602
		30,062,142
	LEISURE TIME 1.7%
98,000	Peloton Interactive, Inc. Class A *	9,725,520

	LODGING 0.8%
55,000	Hilton Worldwide Holdings, Inc.	4,692,600

	RETAIL 3.5%
15,000	Home Depot, Inc.	4,165,650
80,000	Starbucks Corp.	6,873,600
45,000	TJX Companies, Inc. (The)	2,504,250
29,000	Ulta Beauty, Inc. *	6,495,420
		20,038,920
		74,741,682
	CONSUMER STAPLES 1.4%
	BEVERAGES 0.9%
28,000	Constellation Brands, Inc. Class A	5,306,280

	COSMETICS/PERSONAL CARE 0.5%
13,000	Estee Lauder Companies, Inc. (The) Class A	2,837,250
		8,143,530
	ENERGY 1.4%
	OIL & GAS 1.4%
135,000	Diamondback Energy, Inc.	4,066,200
48,000	Pioneer Natural Resources Co.	4,127,520
		8,193,720
	FINANCIALS 3.4%
	BANKS 2.6%
320,000	Bank of America Corp.	7,708,800
70,000	JPMorgan Chase & Co.	6,738,900
		14,447,700
	DIVERSIFIED FINANCIAL SERVICES 0.8%
90,000	Blackstone Group, Inc. (The) Class A	4,698,000
		19,145,700
	HEALTHCARE 19.5%
	BIOTECHNOLOGY 15.3%
138,000	Alexion Pharmaceuticals, Inc. *	15,791,340
1,275,000	Amarin Corp. PLC ADR *(1)	5,367,750
225,213	Biohaven Pharmaceutical Holding Co., Ltd. *	14,641,097
80,000	BioMarin Pharmaceutical, Inc. *	6,086,400
145,000	Exact Sciences Corp. *(1)	14,782,750
850,000	Exelixis, Inc. *	20,782,500
86,000	Intercept Pharmaceuticals, Inc. *(1)	3,565,560
24,500	Vertex Pharmaceuticals, Inc. *	6,666,940
		87,684,337
	HEALTHCARE PRODUCTS 1.0%
68,000	Edwards Lifesciences Corp. *	5,427,760

	PHARMACEUTICALS 3.2%
100,000	Bristol-Myers Squibb Co.	6,029,000
18,500	DexCom, Inc. *	7,626,255
27,000	Zoetis, Inc.	4,464,990
		18,120,245
		111,232,342
	INDUSTRIALS 1.0%
	INTERNET 1.0%
200,000	Lyft, Inc. Class A *(1)	5,510,000

	INFORMATION TECHNOLOGY 29.8%
	COMMERCIAL SERVICES 1.9%
55,000	PayPal Holdings, Inc. *	10,836,650

	COMPUTERS 4.2%
132,000	Apple, Inc.	15,286,920

September 30, 2020

Shares		Value
65,000	Crowdstrike Holdings, Inc. Class A *	$8,925,800
		24,212,720
	DIVERSIFIED FINANCIALS 1.6%
44,000	Visa, Inc. Class A	8,798,680

	INTERNET 2.8%
8,000	Shopify, Inc. Class A *	8,183,760
77,000	Zendesk, Inc. *	7,924,840
		16,108,600
	SEMICONDUCTORS 6.9%
15,000	Broadcom, Inc.	5,464,800
170,000	Micron Technology, Inc. *	7,983,200
18,000	NVIDIA Corp.	9,741,960
63,000	NXP Semiconductors N.V.	7,863,030
73,000	QUALCOMM, Inc.	8,590,640
		39,643,630
	SOFTWARE 12.4%
14,000	Adobe, Inc. *	6,866,020
32,000	Microsoft Corp.	6,730,560
25,000	RingCentral, Inc. Class A *	6,865,250
31,000	Salesforce.com, Inc. *	7,790,920
21,500	ServiceNow, Inc. *	10,427,500
290,000	Slack Technologies, Inc. Class A *(1)	7,789,400
49,000	Splunk, Inc. *	9,218,370
31,000	Twilio, Inc. Class A *	7,659,790
34,000	Workday, Inc. Class A *	7,314,420
		70,662,230
		170,262,510
	REAL ESTATE 0.6%
	REITS 0.6%
15,000	American Tower Corp. REIT	3,625,950
TOTAL COMMON STOCKS (Cost $331,637,302)		466,745,834

Principal Amount		Value
ASSET-BACKED SECURITIES 0.5%
$121,640	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	$123,054
150,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	152,404
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	215,675
255,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	256,740
232,208	Honda Auto Receivables Owner Trust, Series 2018-1I, Class A3, 2.60%, 2/15/22	234,175
250,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, 9/15/23	250,727
425,000	Hyundai Auto Receivables Trust, Series 2017-B, Class A4, 1.96%, 2/15/23	428,301
500,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (2)	533,583
150,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (2)	153,961
400,000	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3, 2.03%, 11/15/22	408,173
TOTAL ASSET-BACKED SECURITIES (Cost $2,734,759)		2,756,793

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.3%
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	290,408
288,889	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	302,495
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	108,832
76,021	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	76,305
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	106,039
242,406	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	259,361
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	270,680
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	109,717
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (3)	110,218
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	556,775
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	273,929
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	115,086
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	291,158
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	171,554

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	$292,706
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (3)	295,708
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	118,480
790,428	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	849,329
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45 (2)(3)	261,946
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	254,789
159,486	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	161,889
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	153,910
162,061	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	164,666
189,890	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	201,545
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	227,555
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	259,166
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	401,718
27,378	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	27,368
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	220,463
106,550	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	107,317
150,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	171,930
194,386	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	197,729
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,130,225)		7,410,771

CORPORATE BONDS & NOTES 5.1%
	BASIC MATERIALS 0.2%
	CHEMICALS 0.2%
125,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	131,207
175,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	188,207
125,000	DuPont de Nemours, Inc., Senior Unsecured Notes, 2.17%, 5/1/23	126,289
150,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31 (1)	146,872
100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	111,370
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	216,669
		920,614
	COMMUNICATIONS 0.5%
	INTERNET 0.2%
150,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	164,749
255,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	351,555
200,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	219,205
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	195,562
		931,071
	MEDIA 0.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	202,339
250,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	286,948
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	175,174
150,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31 (1)	161,951
		826,412
	TELECOMMUNICATIONS 0.2%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	225,647
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	236,195
150,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	184,188
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	317,084

September 30, 2020

Principal Amount		Value
$100,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	$115,981
		1,079,095
		2,836,578
	CONSUMER, CYCLICAL 0.3%
	AUTO MANUFACTURERS 0.0%
150,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	149,146

	AUTO PARTS & EQUIPMENT 0.0%
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24 (1)	178,500

	HOME BUILDERS 0.1%
125,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	132,000
125,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	134,532
		266,532
	HOME FURNISHINGS 0.1%
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (1)	243,205

	RETAIL 0.1%
125,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	142,241
100,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	102,597
125,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	142,192
150,000	Walgreen Co., Guaranteed Notes, 3.10%, 9/15/22 (1)	157,039
		544,069
		1,381,452
	CONSUMER, NON-CYCLICAL 1.0%
	AGRICULTURE 0.0%
150,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	161,753

	BEVERAGES 0.2%
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	188,707
150,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27	154,408
150,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	159,531
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	201,866
125,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	140,243
100,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	107,502
		952,257
	BIOTECHNOLOGY 0.1%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27 (1)	158,944
100,000	Biogen, Inc., Senior Unsecured Notes, 2.25%, 5/1/30 (1)	102,408
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.60%, 10/1/40	149,154
125,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	130,894
		541,400
	COMMERCIAL SERVICES 0.0%
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	175,125
100,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30 (1)	107,001
		282,126
	FOOD 0.1%
150,000	Hershey Co. (The), Senior Unsecured Notes, 2.65%, 6/1/50	154,058
125,000	Mondelez International, Inc., Senior Unsecured Notes, 1.50%, 2/4/31	121,850
150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25 (1)	177,390
		453,298
	HEALTHCARE PRODUCTS 0.1%
235,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	272,810
125,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	142,447
100,000	Danaher Corp., Senior Unsecured Notes, 3.35%, 9/15/25	111,636
		526,893
	HEALTHCARE SERVICES 0.2%
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	164,789
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	136,875
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	228,448
125,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29 (1)	137,505
125,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	134,635
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	196,812
		999,064
	HOUSEHOLD PRODUCTS 0.0%
150,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	154,424

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	PHARMACEUTICALS 0.3%
$125,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (2)	$136,153
150,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	145,904
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	162,334
100,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43	141,120
150,000	Cigna Corp., Senior Unsecured Notes, 2.40%, 3/15/30	155,568
150,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30 (1)	146,586
150,000	Johnson & Johnson, Senior Unsecured Notes, 1.30%, 9/1/30	151,236
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	186,122
150,000	Mylan N.V., Guaranteed Notes, 3.95%, 6/15/26	168,755
100,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	103,632
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	233,955
		1,731,365
		5,802,580
	ENERGY 0.3%
	OIL & GAS 0.2%
125,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26	149,354
100,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	95,300
150,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26 (1)	173,902
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22 (1)	210,938
150,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	158,322
150,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29 (1)	172,423
175,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	220,130
		1,180,369
	OIL & GAS SERVICES 0.0%
150,000	Schlumberger Finance Canada, Ltd., Guaranteed Notes, 1.40%, 9/17/25 (1)	151,357

	PIPELINES 0.1%
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	226,646
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	227,593
100,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	104,721
		558,960
		1,890,686
	FINANCIAL 1.6%
	BANKS 0.9%
150,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	164,903
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	100,133
150,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	168,067
200,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	219,052
125,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	139,195
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	263,673
175,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	233,357
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (3)	162,289
150,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	168,597
100,000	Credit Suisse AG, Senior Unsecured Notes, 2.95%, 4/9/25	109,176
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	163,635
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	145,293
100,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	106,510
200,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	219,143
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	174,288
150,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	159,590
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,208
125,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	135,815
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	270,250
250,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	275,885
150,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29 (1)	171,065

September 30, 2020

Principal Amount		Value
$200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	$207,920
150,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	154,038
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	255,035
150,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 1.15%, 6/12/25	152,435
125,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29 (3)	129,678
150,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	166,162
250,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	260,581
		5,128,973
	DIVERSIFIED FINANCIAL SERVICES 0.1%
125,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	139,391
125,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30 (1)	136,343
200,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	220,080
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	224,318
		720,132
	INSURANCE 0.3%
125,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30 (1)	146,692
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	267,986
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	173,021
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,306
150,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	169,981
100,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	110,805
100,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 2.80%, 8/19/29	108,433
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	195,047
150,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	175,776
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (3)	197,846
		1,802,893
	REITS 0.3%
150,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25 (1)	162,041
100,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	110,807
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	172,092
100,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	107,475
125,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	144,731
125,000	Life Storage L.P., Guaranteed Notes, 2.20%, 10/15/30	124,681
125,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30 (1)	132,860
125,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	121,767
100,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29 (1)	113,599
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	283,120
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	126,129
		1,599,302
		9,251,300
	INDUSTRIAL 0.4%
	AEROSPACE & DEFENSE 0.1%
200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	238,403
175,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	207,222
		445,625
	BUILDING MATERIALS 0.1%
125,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Unsecured Notes, 1.75%, 9/15/30 (1)	125,791
125,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	125,047
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	113,279
		364,117
	ELECTRONICS 0.1%
150,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	154,183
125,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	136,644
125,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	127,424
		418,251
	MISCELLANEOUS MANUFACTURERS 0.1%
100,000	3M Co., Senior Unsecured Notes, 2.38%, 8/26/29	108,155
200,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29	234,486

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	$273,952
		616,593
	PACKAGING & CONTAINERS 0.0%
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	164,389
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	170,965
		335,354
	TRANSPORTATION 0.0%
100,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	110,597
150,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	164,004
		274,601
		2,454,541
	TECHNOLOGY 0.4%
	COMPUTERS 0.1%
150,000	Apple, Inc., Senior Unsecured Notes, 1.25%, 8/20/30 (1)	149,504
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	162,164
100,000	International Business Machines Corp., Senior Unsecured Notes, 1.70%, 5/15/27	103,383
150,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	155,370
		570,421
	SEMICONDUCTORS 0.1%
225,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	270,030
100,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	119,821
100,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	103,845
125,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30 (1)	140,438
125,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	131,224
		765,358
	SOFTWARE 0.2%
150,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	161,371
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (1)	177,874
125,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29 (1)	142,489
150,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	152,392
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	104,000
125,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26 (1)	136,544
100,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	111,806
		986,476
		2,322,255
	UTILITIES 0.4%
	ELECTRIC 0.3%
100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	119,222
125,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	157,037
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	235,515
150,000	DTE Electric Co., 3.95%, 3/1/49	189,268
125,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	142,702
150,000	Entergy Corp., Senior Unsecured Notes, 0.90%, 9/15/25	149,398
250,000	Florida Power & Light Co., 4.05%, 6/1/42	310,835
150,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29 (1)	160,724
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	195,394
125,000	Northern States Power Co., 2.90%, 3/1/50	133,855
125,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30	122,907
		1,916,857
	GAS 0.0%
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	110,521

	WATER 0.1%
175,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	204,467
		2,231,845
TOTAL CORPORATE BONDS & NOTES (Cost $27,153,369)		29,091,851

FOREIGN GOVERNMENT OBLIGATIONS 0.1%
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	212,038

September 30, 2020

Principal Amount		Value
$150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	$157,261
225,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	250,312
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	164,027
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $729,461)		783,638

LONG-TERM MUNICIPAL SECURITIES 0.4%
	CALIFORNIA 0.1%
150,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	158,518
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	83,540
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	110,222
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	67,838
		420,118
	NEW YORK 0.1%
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	108,206
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	209,084
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	274,743
135,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	154,761
		746,794
	PENNSYLVANIA 0.0%
100,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	105,684

	TEXAS 0.2%
175,000	City of Houston TX Combined Utility System Revenue, Refunding Revenue Bonds, Series D, 1.97%, 11/15/34	175,527
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	279,000
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	300,152
150,000	Tyler Independent School District, Texas Unlimited Tax, Refunding Revenue Bonds, 1.68%, 2/15/32	152,904
		907,583
	VIRGINIA 0.0%
100,000	Hampton Roads Sanitation District, Refunding Revenue Bonds, Ser. A, 2.11%, 2/1/29	103,183

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,131,700)		2,283,362

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.5%
250,000	FHLB, 3.00%, 10/12/21	257,369
230,000	FHLB, 3.25%, 3/8/24	253,228
131,539	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	137,577
53,753	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	60,575
53,050	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	58,230
73,528	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	77,323
96,370	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	106,147
176,917	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	188,518
32,310	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	34,426
162,556	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	172,165
65,879	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	71,243
56,148	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	60,936
56,976	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	62,377
245,930	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	261,855
250,000	FNMA, 2.38%, 1/19/23 (1)	262,263
96,874	FNMA Pool #254954, 4.50%, 10/1/23	104,547
86,675	FNMA Pool #745275, 5.00%, 2/1/36	99,704
90,189	FNMA Pool #844809, 5.00%, 11/1/35	103,477
50,762	FNMA Pool #AA0466, 4.50%, 2/1/39	57,042
131,499	FNMA Pool #AB1796, 3.50%, 11/1/40	141,866
51,002	FNMA Pool #AB3218, 3.50%, 7/1/31	54,220
142,029	FNMA Pool #AB3900, 3.00%, 11/1/26	149,196
62,003	FNMA Pool #AC5822, 4.50%, 5/1/40	69,569
87,172	FNMA Pool #AD7128, 4.50%, 7/1/40	97,779
56,066	FNMA Pool #AD8529, 4.50%, 8/1/40	62,853
445	FNMA Pool #AH3226, 5.00%, 2/1/41	510
97,338	FNMA Pool #AH4493, 4.50%, 2/1/41	109,491
61,956	FNMA Pool #AI1019, 4.50%, 5/1/41	69,308

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$209,529	FNMA Pool #AL0657, 5.00%, 8/1/41	$240,820
197,718	FNMA Pool #AQ1853, 3.00%, 11/1/42	210,162
85,624	FNMA Pool #AS0560, 4.50%, 9/1/43	96,050
50,435	FNMA Pool #AS1529, 3.00%, 1/1/29	52,978
36,223	FNMA Pool #AS3789, 4.50%, 11/1/44	39,883
65,612	FNMA Pool #AS4503, 3.00%, 2/1/30	68,928
108,365	FNMA Pool #AS4928, 3.50%, 5/1/45	115,508
45,977	FNMA Pool #AS6205, 3.50%, 11/1/45	48,995
161,570	FNMA Pool #AS7188, 4.00%, 5/1/46	176,225
210,545	FNMA Pool #AS9459, 4.50%, 4/1/47	229,282
32,475	FNMA Pool #AT8849, 4.00%, 6/1/43	35,884
97,234	FNMA Pool #AU3621, 3.00%, 7/1/43	103,635
214,510	FNMA Pool #AU5409, 3.00%, 8/1/43	224,683
54,665	FNMA Pool #AU5653, 4.00%, 9/1/43	60,287
94,299	FNMA Pool #AU6562, 3.50%, 12/1/43	101,912
50,750	FNMA Pool #AU7025, 3.00%, 11/1/43	54,027
59,581	FNMA Pool #AV3310, 4.50%, 1/1/44	64,623
116,452	FNMA Pool #AY2728, 2.50%, 2/1/30	121,881
101,189	FNMA Pool #AZ2276, 4.00%, 6/1/45	110,262
157,455	FNMA Pool #BA6555, 3.00%, 1/1/46	165,770
79,640	FNMA Pool #BD8211, 4.00%, 4/1/47	85,483
121,622	FNMA Pool #BK2040, 4.00%, 5/1/48	129,722
470,358	FNMA Pool #BK9648, 3.50%, 11/1/48	496,086
481,405	FNMA Pool #BM5793, 3.00%, 4/1/49	504,076
230,265	FNMA Pool #BN6248, 3.00%, 4/1/49	241,174
977,210	FNMA Pool #CA5540, 3.00%, 4/1/50	1,039,634
496,953	FNMA Pool #FM4140, 2.50%, 9/1/50	528,537
197,618	FNMA Pool #MA4077, 2.00%, 7/1/50	204,358
2,955,862	FNMA Pool #MA4078, 2.50%, 7/1/50	3,102,994
1,595,796	FNMA Pool #MA4119, 2.00%, 9/1/50	1,650,221
103,397	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	106,587
58,432	GNMA I Pool #539285, 3.00%, 5/15/42	60,988
75,297	GNMA II Pool #MA1520, 3.00%, 12/20/43	79,246
113,735	GNMA II Pool #MA1521, 3.50%, 12/20/43	123,240
200,542	GNMA II Pool #MA1839, 4.00%, 4/20/44	218,602
300,717	GNMA II Pool #MA4836, 3.00%, 11/20/47	317,690
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,054,025)		14,394,227

U.S. TREASURY OBLIGATIONS 2.7%
150,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	221,150
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	800,963
350,000	U.S. Treasury Bonds, 3.50%, 2/15/39	491,955
1,087,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,395,394
960,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,307,700
550,000	U.S. Treasury Notes, 2.00%, 11/30/22	572,193
1,500,000	U.S. Treasury Notes, 0.25%, 4/15/23	1,504,043
589,000	U.S. Treasury Notes, 2.13%, 7/31/24	632,278
425,000	U.S. Treasury Notes, 2.25%, 11/15/24	460,295
2,100,000	U.S. Treasury Notes, 0.50%, 3/31/25	2,124,363
1,560,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,770,600
175,000	U.S. Treasury Notes, 2.13%, 5/31/26	192,500
1,292,000	U.S. Treasury Notes, 2.25%, 8/15/27	1,449,412
1,100,000	U.S. Treasury Notes, 0.50%, 8/31/27	1,103,094
575,000	U.S. Treasury Notes, 2.75%, 2/15/28	669,134
360,000	U.S. Treasury Notes, 2.88%, 5/15/28	423,731
380,000	U.S. Treasury Notes, 1.63%, 8/15/29	413,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,996,932)		15,532,649

Shares		Value
SHORT-TERM INVESTMENTS 8.4%
	MONEY MARKET FUNDS 8.4%
29,309,288	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.027% (4)	29,309,288
18,598,364	State Street Navigator Securities Lending Government Money Market Portfolio (5)	18,598,364
		47,907,652
TOTAL SHORT-TERM INVESTMENTS (Cost $47,907,652)		47,907,652
TOTAL INVESTMENT SECURITIES (6) 102.7% (Cost $447,475,425)		$586,906,777
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.7)%		(15,247,528)
NET ASSETS 100.0%		$571,659,249

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $27,137,534.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)

Floating or variable rate security. The rate disclosed is the rate in effect as of September 30, 2020. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.

(4)	Rate reflects 7 day yield as of September 30, 2020.
(5)	Securities with an aggregate market value of $27,137,534 were out on loan in exchange for collateral including $18,598,364 of cash collateral as of September 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.

September 30, 2020

(6)	For federal income tax purposes, the aggregate cost was $447,475,425, aggregate gross unrealized appreciation was $167,948,018, aggregate gross unrealized depreciation was $28,516,666 and the net unrealized appreciation was $139,431,352.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$466,745,834	$—	$—	$466,745,834
Asset-Backed Securities	—	2,756,793	—	2,756,793
Commercial Mortgage-Backed Securities	—	7,410,771	—	7,410,771
Corporate Bonds & Notes*	—	29,091,851	—	29,091,851
Foreign Government Obligations	—	783,638	—	783,638
Long-Term Municipal Securities*	—	2,283,362	—	2,283,362
U.S. Government Agency Obligations	—	14,394,227	—	14,394,227
U.S. Treasury Obligations	—	15,532,649	—	15,532,649
Short-Term Investments	47,907,652	—	—	47,907,652
Total Investments in Securities	$514,653,486	$72,253,291	$—	$586,906,777

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.